SHAREHOLDERS' EQUITY (Summary of RSU Activity) (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2020 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at January 1, 2020	1,366,913
Granted	1,023,599
Vested	(348,548)
Forfeited	(135,158)
Outstanding as of December 31, 2020	1,906,806